Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2024	Jun. 30, 2024	Jun. 25, 2024	May 31, 2024	Apr. 30, 2024	Apr. 10, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Aug. 30, 2023	Aug. 09, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Jan. 30, 2023	Nov. 30, 2022	Nov. 09, 2022	Oct. 31, 2022	Oct. 05, 2022	Sep. 14, 2022	Aug. 08, 2022
C000237295 [Member]
Account Value [Line Items]
Account Value	$ 14,408						$ 13,664				$ 11,842						$ 11,785				$ 10,479				$ 10,316				$ 10,000
C000248532 [Member]
Account Value [Line Items]
Account Value	10,344	$ 9,826		$ 9,951	$ 9,596	$ 10,000
C000238757 [Member]
Account Value [Line Items]
Account Value					11,778				$ 11,644			$ 9,821					11,620			$ 10,343			$ 11,125			$ 10,000
C000238755 [Member]
Account Value [Line Items]
Account Value	16,372				14,773				14,230			12,046					13,188			11,623			11,051			10,000
C000238756 [Member]
Account Value [Line Items]
Account Value	12,551				11,710				11,212			9,964					10,903			10,309			10,777			10,000
C000238758 [Member]
Account Value [Line Items]
Account Value	13,412				12,311				12,078			10,626					11,490			10,837			10,667			10,000
C000237296 [Member]
Account Value [Line Items]
Account Value	12,795	12,596		12,924	12,962		13,111				11,659						12,022				11,289				12,317		$ 12,106			$ 10,000
C000237297 [Member]
Account Value [Line Items]
Account Value	19,182				16,883				15,920			12,147					14,703			11,415			11,122					$ 10,000
C000240405 [Member]
Account Value [Line Items]
Account Value	11,660						11,150				9,737				$ 10,000
C000237654 [Member]
Account Value [Line Items]
Account Value	12,080	11,969		11,287	11,326		11,494	$ 11,201	10,874	$ 11,151	10,541	9,654	$ 10,083	$ 10,298			10,749	$ 10,379	$ 10,023	9,889	9,752	$ 9,545		$ 10,000
C000241772 [Member]
Account Value [Line Items]
Account Value	10,224	9,932	$ 10,000
C000242670 [Member]
Account Value [Line Items]
Account Value	10,645			10,286			10,383		10,431		10,081		9,821			$ 10,000
C000242671 [Member]
Account Value [Line Items]
Account Value	10,657				10,466				10,349			10,126				10,000
Bloomberg US Large Cap Index/Solactive GBS United States 500 Index ($14,424)Index [Member]
Account Value [Line Items]
Account Value	14,424						13,681				11,846						11,795				10,484				10,319				10,000
Bloomberg US 400 Index ($10,367) [Member]
Account Value [Line Items]
Account Value	10,367	9,846		9,964	9,596	10,000
Bloomberg US 600 Index / Bloomberg US 2000 Index ($13,287) [Member]
Account Value [Line Items]
Account Value					11,804				11,666			9,831					11,641			10,352			11,142			10,000
Bloomberg US 1000 Growth Index ($16,430) [Member]
Account Value [Line Items]
Account Value	16,430				14,817				14,255			12,065					13,212			11,634			11,057			10,000
Bloomberg US 1000 Value Index ($12,595) [Member]
Account Value [Line Items]
Account Value	12,595				11,742				11,231			9,973					10,916			10,312			10,782			10,000
Bloomberg US 1000 Dividend Growth Index ($13,502) [Member]
Account Value [Line Items]
Account Value	13,502				12,381				12,132			10,659					11,522			10,855			10,678			10,000
Bloomberg US Energy Select Index/Solactive United States Energy Regulated Capped Index ($12,893) [Member]
Account Value [Line Items]
Account Value	12,893	12,687		13,015	13,049		13,197				11,711						12,060				11,303				12,328		12,114			10,000
Bloomberg US Listed Semiconductors Select Index / [Member]
Account Value [Line Items]
Account Value	19,356				17,009				16,020			12,200					14,762			11,437			11,132					10,000
Bloomberg FAANG 2.0 Select Index ($11,717) [Member]
Account Value [Line Items]
Account Value	11,717						11,187				9,751				10,000
Bloomberg Emerging Markets Ex-China Large & Mid-Cap Index ($12,393) [Member]
Account Value [Line Items]
Account Value	12,393	12,243		11,578	11,601		11,711	$ 11,422	11,072	$ 11,364	10,687	9,755	10,127	$ 10,322			10,764	$ 10,368	$ 9,984	9,847	9,694	$ 9,475		$ 10,000
Bloomberg Developed Markets Ex US Large & Mid Cap Total Return Index ($10,259) [Member]
Account Value [Line Items]
Account Value	10,259	9,944	$ 10,000
Bloomberg U.S. Aggregate Bond Index ($10,553) [Member]
Account Value [Line Items]
Account Value	10,553			10,215			10,305		10,357		10,003		$ 9,723			10,000
Bloomberg US Treasury Bill Index ($10,536) [Member]
Account Value [Line Items]
Account Value	10,536				10,393				10,263			10,123				$ 10,000
Bloomberg US Large Cap Index ($14,417) [Member]
Account Value [Line Items]
Account Value	14,417						13,675				11,843						11,794				10,474				10,317				$ 10,000
Bloomberg US 1000 Index ($10,696) [Member]
Account Value [Line Items]
Account Value	10,696	10,547		10,206	9,746	$ 10,000
Bloomberg US 1000 Index ($15,066) [Member]
Account Value [Line Items]
Account Value	15,066				13,728				13,183			11,326					12,399			11,165			10,958			$ 10,000
Bloomberg US 1000 Index ($13,617) [Member]
Account Value [Line Items]
Account Value	13,617	$ 13,427		$ 12,993	12,407		12,966				11,198						11,207				$ 9,972				$ 9,854		$ 9,354			$ 10,000
Bloomberg US 1000 Index ($14,873) [Member]
Account Value [Line Items]
Account Value	14,873				$ 13,552				$ 13,014			$ 11,181					$ 12,240			$ 11,021			$ 10,817					$ 10,000
Bloomberg US 1000 Index ($12,358) [Member]
Account Value [Line Items]
Account Value	$ 12,358						$ 11,768				$ 10,163				$ 10,000